Share-based payments - Fair value of equity instruments granted (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) Y plan £ / shares	Dec. 31, 2024 GBP (£) Y £ / shares	Dec. 31, 2023 GBP (£)
Share-based payments
Number of employee option plans | plan	2
Total Expense Recognised	£ 9,667	£ 7,486	£ 8,816
2021 Incentive Plan
Share-based payments
Total Expense Recognised	£ 9,599	£ 7,142	8,084
Average share price at date of grant | £ / shares	£ 4	£ 7.13
Expected volatility (%)	85.00%	90.00%
Option life (years) | Y	3.6	2.97
Risk-free interest rate (%)	3.94%	4.43%
EMI Scheme
Share-based payments
Total Expense Recognised	£ 68	£ 344	£ 732